Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related party transactions [abstract]
Related Party Transactions

14.	RELATED PARTY TRANSACTIONS
Minera Exar, the Company’s equity-accounted investee, has entered into the following transactions with companies controlled by the family of its President, who is also a director of Lithium Americas:

-
Los Boros Option Agreement, entered into with Grupo Minero Los Boros on March 28, 2016, for the transfer to Minera Exar of title to certain mining properties that comprised a portion of the Cauchari-Olaroz Project (Note 6).

-	Construction services contract for Cauchari-Olaroz Project with Magna Construcciones S.R.L., expenditures under which were $8,583 during the year ended December 31, 2021.
During year ended December 31, 2021, director’s fees paid by Minera Exar to its President, who is also a director of Lithium Americas, totaled $74 (2020 - $74).
During year ended December 31, 2021, the Company paid $646, of which $300 was paid in cash and $346 in RSUs, to its former director and President, South American Operations, in accordance with his employment agreement, which ended in February 2021. Concurrently, the parties entered into a
12-month
advisory consulting agreement with a monthly fee of $14 which ended in February 2022.

The amounts due to related parties arising from such transactions are unsecured, non-interest
bearing and have no specific terms of payment. Transactions with Ganfeng, a related party of the Company by virtue of its position as a shareholder of the Company, are disclosed in Notes 6, 11 and 22.
Compensation of Key Management
Key management includes the directors of the Company and the executive management team. The remuneration of directors and members of the executive management team was as follows:

	Years ended December 31,

	2021	2020
	$	$

Equity compensation	2,008	3,761

Salaries, bonuses, benefits and directors’ fees included in general and administrative expenses	2,175	2,684

Salaries, bonuses and benefits included in exploration expenditures	376	450

Salaries and benefits capitalized to Investment in Cauchari-Olaroz project	813	767

	5,372	7,662

	December 31, 2021	December 31, 2020
	$	$

Total due to directors and executive team	671	1,676